Northern Lights Fund Trust II

Innealta Risk Based Opportunity Moderate Fund, a series of the Registrant

Incorporated herein by reference is the definitive version of the prospectus for the Innealta Risk Based Opportunity Moderate Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 4, 2013 (SEC Accession No. 0000910472-13-004167).